RELATED PARTY TRANSACTIONS (Details)	3 Months Ended		6 Months Ended		36 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			1 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended
	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Apr. 13, 2014	Dec. 31, 2012 USD ($)	Jun. 30, 2013 Golar Management [Member]	Jun. 30, 2013 Faraway Maritime Shipping Company [Member]	Jun. 30, 2013 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2012 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2013 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2012 China Petroleum Corporation [Member] USD ($)	Jun. 30, 2013 Golar Energy [Member] USD ($)	Jun. 30, 2012 Golar Energy [Member] USD ($)	Jun. 30, 2013 Golar Energy [Member] USD ($)	Jun. 30, 2012 Golar Energy [Member] USD ($)	Dec. 31, 2012 Golar Energy [Member] USD ($)	May 31, 2013 Short-term loan due to Golar [Member] USD ($)	Jun. 30, 2013 Short-term loan due to Golar [Member] USD ($)	Jun. 30, 2013 High-yield bonds [Member] USD ($)	Jun. 30, 2012 High-yield bonds [Member] USD ($)	Jun. 30, 2013 High-yield bonds [Member] USD ($)	Jun. 30, 2012 High-yield bonds [Member] USD ($)	Dec. 31, 2012 High-yield bonds [Member]	Dec. 31, 2012 High-yield bonds [Member] Norway, Krone [Member] NOK	Dec. 31, 2012 High-yield bonds [Member] United States of America, Dollars [Member] USD ($)	Jun. 30, 2013 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Jun. 30, 2012 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Jun. 30, 2013 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Jun. 30, 2012 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Oct. 31, 2011 Golar LNG Vendor Financing Loan - Golar Freeze [Member] USD ($)	Nov. 08, 2012 Golar Grand [Member] USD ($)	Jul. 19, 2012 NR Satu facility [Member] USD ($)
Transactions with Golar and affiliates [Abstract]:
Management and administrative services fees	$ 697,000	$ 701,000	$ 1,393,000	$ 1,323,000
Ship management fees	2,407,000	1,049,000	3,456,000	2,123,000
Interest expense on related party liabilities													0	829,000	0	829,000				602,000	0	1,172,000	0				0	3,793,000	0	7,586,000
Total expenses from transactions with related parties	3,706,000	6,372,000	6,021,000	11,861,000
Receivables payables from related parties [Abstract]
Trading balances due to Golar and affiliates	(10,387,000)		(10,387,000)			(546,000)
Short-Term Debt, Due To Related Parties, Current	(20,000,000)		(20,000,000)			0
High Yield Bonds Related Party	32,950,000		32,950,000			34,953,000
Due from (to) related party	(63,337,000)		(63,337,000)			(35,499,000)
Management and administrative services agreement, management fee percentage (in hundredths)							5.00%
Required notice for termination of management service agreement			120 days
Debt Instrument, Face Amount																	25,000,000								1,300,000,000	227,000,000
Debt Instrument, Interest Rate, Stated Percentage																	6.75%														6.75%
Debt Instrument, Maturity Date																								Oct. 31, 2017
High Yield Bonds issued to Golar						35,000,000
Financing loan agreement																															222,300,000
Balloon Payment																															222,300,000
Revolving credit facility																			20,000,000
Revolving credit facility maturity date																			Apr. 13, 2014
Line of Credit Facility, Increase, Additional Borrowings																		20,000,000
Percentage ownership in subsidiary (in hundredths)								60.00%
Noncontrolling interest percentage in subsidiary (in hundredths)	49.10%		49.10%					40.00%
Dividends paid to noncontrolling interest			0	1,199,000					0	600,000	0	1,200,000
Purchase consideration																																176,800,000	388,000,000
Business Acquisition, Purchase Price Allocation, Property																																127,500,000	257,600,000
Business Acquisition, Purchase Price Allocation, Capital Lease Obligation Accrual																																(90,800,000)	0
Business Acquisition, Purchase Price Allocation, Other Assets																																6,400,000	(1,900,000)
Subtotal net assets acquired																																(43,100,000)	(255,700,000)
Business Acquisition, Purchase Price Allocation, Net Impact to Equity																																133,700,000	132,300,000
Environmental and other indemnifications [Abstract]
Environmental claims indemnification deductible	500,000		500,000
Environmental claims indemnification liabilities maximum	$ 5,000,000		$ 5,000,000
Period of indemnification					three